Recent Accounting Pronouncements and Significant Accounting Policies, Revenues and Voyage Expenses (Details)	12 Months Ended
Dec. 31, 2022
Recent Accounting Pronouncements and Significant Accounting Policies [Abstract]
Period of non-disclosed value of unsatisfied performance obligations for contracts	1 year